General: Formation: Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable:
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable
Name of subsidiary	Registered in	Core business	Date control acquired/ date of incorporation (*)	Interest in voting stock held by the Group at December 31,
				2011	2010	2009
Mechel International Holdings GmBH (MIH)	Switzerland	Holding and trading	July 1, 1995	100.0%	100.0%	100.0%
Mechel Metal Supply AG (MMS)	Liechtenstein	Trading	Oct 30, 2000	100.0%	100.0%	100.0%
Mechel Trading House (MTH)	Russia	Trading	June 23, 1997	100.0%	100.0%	100.0%
Southern Kuzbass Coal Company (SKCC)	Russia	Coal mining	Jan 21, 1999	96.6%	96.6%	95.9%
Tomusinsk Open Pit Mine (TOPM)	Russia	Coal mining	Jan 21, 1999	74.5%	74.5%	74.5%
Chelyabinsk Metallurgical Plant (CMP)	Russia	Steel products	Dec 27, 2001	94.2%	94.2%	94.2%
Southern Urals Nickel Plant (SUNP)	Russia	Nickel	Dec 27, 2001	84.1%	84.1%	84.1%
Vyartsilya Metal Products Plant (VMPP)	Russia	Steel products	May 24, 2002	93.3%	93.3%	93.3%
Beloretsk Metallurgical Plant (BMP)	Russia	Steel products	June 14, 2002	91.4%	91.4%	91.4%
Mechel Targoviste S.A.	Romania	Steel products	Aug 28, 2002	86.6%	86.6%	86.6%
Ural Stampings Plant (USP)	Russia	Steel products	April 24, 2003	93.8%	93.8%	93.8%
Korshunov Mining Plant (KMP)	Russia	Iron ore mining	Oct 16, 2003	85.6%	85.6%	85.6%
Mechel Campia Turzii S.A.	Romania	Steel products	June 20, 2003	86.6%	86.6%	86.6%
Mechel Nemunas (MN)	Lithuania	Steel products	Oct 15, 2003	100.0%	100.0%	100.0%
Mechel Energo	Russia	Power trading	Feb 3, 2004	100.0%	100.0%	100.0%
Port Posiet	Russia	Transportation	Feb 11, 2004	97.1%	97.1%	97.1%
Kaslinsky Architectural Art Casting Plant	Russia	Steel products	April 14, 2004	100.0%	100.0%	100.0%
Izhstal	Russia	Steel products	May 14, 2004	88.4%	88.4%	88.4%
Port Kambarka	Russia	Transportation	April 27, 2005	90.4%	90.4%	90.4%
Mechel Service	Russia	Trading	May 5, 2005	100.0%	100.0%	100.0%
Mechel Trading Ltd.	Switzerland	Trading	Dec 20, 2005	100.0%	100.0%	100.0%
Metals Recycling	Russia	Scrap collecting	March 14, 2006	100.0%	100.0%	100.0%
Moscow Coke and Gas Plant (Moskoks)	Russia	Coke production	Oct 4, 2006	99.5%	99.5%	99.5%
Southern Kuzbass Power Plant (SKPP)	Russia	Power generation	April 19, 2007	98.3%	98.3%	98.3%
Mechel Finance**	Russia	Corporate finance	June 6, 2007	–	100.0%	100.0%
Kuzbass Power Sales Company (KPSC)	Russia	Power sales	June 30, 2007	72.1%	72.1%	72.1%
Bratsk Ferroalloy Plant (BFP)	Russia	Ferroalloy production	Aug 6, 2007	100.0%	100.0%	100.0%
Yakutugol	Russia	Coal mining	Oct 19, 2007	100.0%	100.0%	100.0%
Mechel-Carbon	Switzerland	Trading	April 2, 2008	100.0%	100.0%	99.2%
Ductil Steel S.A. (Ductil Steel)	Romania	Steel products	April 8, 2008	100.0%	100.0%	100.0%
Oriel Resources Plc. (Oriel)	Great Britain	Chrome and nickel	Apr 17, 2008	100.0%	100.0%	100.0%
Mechel-Mining OAO	Russia	Holding	April 18, 2008	98.69%	98.69%	98.44%
HBL Holding GmbH (HBL)	Germany	Trading	Sept 26, 2008	100.0%	100.0%	100.0%
Mechel Remservice	Russia	Repairs	Feb 9, 2009	100.0%	100.0%	100.0%
The BCG Companies	USA	Coal mining	May 7, 2009	100.0%	100.0%	100.0%
Laminorul S.A..	Romania	Steel products	Feb 25, 2010	90.9%	90.9%	–
Ramateks	Turkey	Trading	June 18, 2010	100.0%	100.0%	–
Toplofikatsia Rousse (TPP Rousse)	Bulgaria	Power generation	Dec 9, 2010	100.0%	100.0%	49.0%
Mechel Mining Trading House	Russia	Trading	May 19, 2011	100.0%	–	–
Invicta Merchant Bar	Great Britain	Steel products	Aug 22, 2011	100.0%	–	–
Donetsk Electrometallurgical Plant (DEMP)	Ukraine	Steel products	Dec 22, 2011	100.0%	–	–